Property and Equipment - Summary of Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	₩ 14,772,179	₩ 14,464,886
Acquisition and capital expenditure	3,189,108	3,346,380
Disposal and termination	(81,119)	(92,123)
Depreciation	(2,720,283)	(2,640,187)
Impairment	(7,872)	(16,156)
Transfer in (out)	(159,872)	(62,802)
Transfer from (to) investment properties	(126,250)	(206,183)
Acquisition and disposition of businesses	5,564	(8,587)	₩ (5,128)
Others	624	(13,049)
Ending, net	14,872,079	14,772,179	14,464,886
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	50,580,188	48,995,516
Ending, net	52,056,203	50,580,188	48,995,516
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(35,808,009)	(34,530,630)
Ending, net	(37,184,124)	(35,808,009)	(34,530,630)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,272,808	1,315,797
Acquisition and capital expenditure	844	11,392
Disposal and termination	(3,651)	(2,556)
Transfer in (out)	58,790	24,647
Transfer from (to) investment properties	(37,725)	(63,278)
Acquisition and disposition of businesses	18,761	0
Others	14,549	(13,194)
Ending, net	1,324,376	1,272,808	1,315,797
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,272,940	1,315,929
Ending, net	1,324,508	1,272,940	1,315,929
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(132)	(132)
Ending, net	(132)	(132)	(132)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	2,554,561	2,517,422
Acquisition and capital expenditure	5,072	32,030
Disposal and termination	(5,012)	(4,338)
Depreciation	(148,981)	(147,620)
Impairment	0	0
Transfer in (out)	151,157	230,955
Transfer from (to) investment properties	(88,336)	(140,229)
Acquisition and disposition of businesses	49,532	0
Others	137	66,341
Ending, net	2,518,130	2,554,561	2,517,422
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	4,830,853	4,707,250
Ending, net	4,903,073	4,830,853	4,707,250
Buildings and structures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(2,276,292)	(2,189,828)
Ending, net	(2,384,943)	(2,276,292)	(2,189,828)
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	9,613,829	9,316,571
Acquisition and capital expenditure	75,412	129,754
Disposal and termination	(70,418)	(76,608)
Depreciation	(2,495,402)	(2,413,191)
Impairment	(6,577)	(6,084)
Transfer in (out)	2,706,444	2,660,753
Acquisition and disposition of businesses	(14,981)	(4,386)
Others	(1,628)	7,020
Ending, net	9,806,679	9,613,829	9,316,571
Machinery and equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	42,091,573	40,270,005
Ending, net	43,611,280	42,091,573	40,270,005
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(32,477,744)	(30,953,434)
Ending, net	(33,804,601)	(32,477,744)	(30,953,434)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	223,436	221,238
Acquisition and capital expenditure	78,400	67,921
Disposal and termination	(1,711)	(4,695)
Depreciation	(75,900)	(79,376)
Impairment	(1)	(7,825)
Transfer in (out)	16,407	31,036
Acquisition and disposition of businesses	(44,543)	(481)
Others	(7,742)	(4,382)
Ending, net	188,346	223,436	221,238
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,276,779	1,607,853
Ending, net	1,182,144	1,276,779	1,607,853
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,053,343)	(1,386,615)
Ending, net	(993,798)	(1,053,343)	(1,386,615)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,107,545	1,093,858
Acquisition and capital expenditure	3,029,380	3,105,283
Disposal and termination	(327)	(3,926)
Impairment	(1,294)	(2,247)
Transfer in (out)	(3,092,670)	(3,010,193)
Transfer from (to) investment properties	(189)	(2,676)
Acquisition and disposition of businesses	(3,205)	(3,720)
Others	(4,692)	(68,834)
Ending, net	1,034,548	1,107,545	1,093,858
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,108,043	1,094,479
Ending, net	1,035,198	1,108,043	1,094,479
Construction-in-progress [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(498)	(621)
Ending, net	₩ (650)	₩ (498)	₩ (621)